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                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
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            ON THE FORM 13F FILED ON NOVEMBER 15, 1999 PURSUANT TO A
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                   REQUEST FOR CONFIDENTIAL TREATMENT AND FOR
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                WHICH THAT REQUEST WAS DENIED ON JANUARY 19, 2001
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999
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Check here if Amendment [X]; Amendment Number: 1
                                               -
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenbelt Corp.
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Address: 277 Park Avenue
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         27th Floor
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         New York, New York 10172
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Form 13F File Number:  28-4716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
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Title:   Managing Director
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Phone:   (212) 350-5100
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Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein            New York, New York           January 24, 2001
---------------------------    ------------------------        ----------------
    [Signature]                       [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     0
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Form 13F Information Table Entry Total:                3
                                            ---------------------------

Form 13F Information Table Value Total:              $18,785
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                                                   (thousands)


List of Other Included Managers:

                                            NONE

                                    FORM 13F


Page 1 of 1                 Name of Reporting Manager: Greenbelt Corp.
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

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                                                                                    Item 6: Investment Discretion
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Item 1:                   Item 2:    Item 3:  CUSIP   Item 4: Fair    Item 5:                   (b)           (c)         Item 7:
Name of Issuer            Title of   Number           Market Value    Shares or                 Shared- As    Shared-     Manag-
                          Class                                       Principal     (a) Sole    Defined in    Other       ers  See
                                                                      Amount                    Instr. V                  Instr. V
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
Brunswick Corp.           COM        117043109        14,283,000      574,200       574,200
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Heilig-Meyers Co.         COM        422893107        3,361,000       707,500       707,500
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Sports Authority          COM        849176102        1,141,000       357,900       357,900
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COLUMN TOTALS (Page)                                  18,785,000
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                            Item 8: Voting Authority (Shares)
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Item 1:
Name of Issuer
                            (a) Sole    (b) Shared  (c) None

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Brunswick Corp.             574,200
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Heilig-Meyers Co.           707,500
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Sports Authority            357,900
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COLUMN TOTALS (Page)
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